Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of External Credit Exposure

2018	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	0	662	1,275	381	20	2,338
US Treasury and Treasury repo only money market funds	449	0	0	0	0	449
Liquidity funds	1,572	0	0	0	0	1,572
Government securities	0	83	0	1	0	84
3rd party financial derivatives	0	19	127	4	0	150

Total	2,021	764	1,402	386	20	4,593

2017	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	—	423	1,167	80	45	1,715
US Treasury and Treasury repo only money market funds	1,715	—	—	—	—	1,715
Liquidity funds	403	—	—	—	—	403
Government securities	—	77	—	1	—	78
3rd party financial derivatives	—	26	42	—	—	68

Total	2,118	526	1,209	81	45	3,979

Summary of Financial Assets and Liabilities

	2018
	Notes	Carrying value £m	Fair value £m
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	1,250	1,250
Trade and other receivables	a,b	1,687	1,687
Financial assets measured at amortised cost:
Other non-current assets	b	49	49
Trade and other receivables	b	3,761	3,761
Liquid investments		84	84
Cash and cash equivalents		2,338	2,338
Other items in Assets held for sale	b	47	47
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	a	72	72
Other non-current assets	a,b	716	716
Trade and other receiveables	a,b	120	120
Derivatives designated and effective as hedging instruments	a,d,e	69	69
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	188	188
Cash and cash equivalents	a	2,021	2,021

Total financial assets		12,402	12,402

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under finance leases:
– bonds in a designated hedging relationship	d	(8,213)	(8,279)
– other bonds		(13,307)	(15,475)
– bank loans and overdrafts		(290)	(290)
– commercial paper		(630)	(630)
– other borrowings		(3,556)	(3,556)

Total borrowings excluding obligations under finance leases	f	(25,996)	(28,230)
Obligations under finance leases		(68)	(68)

Total borrowings		(26,064)	(28,298)
Trade and other payables	c	(13,338)	(13,338)
Other provisions	c	(58)	(58)
Other non-current liabilities	c	(149)	(149)
Other items in Assets held for sale	c	(167)	(167)
Financial liabilities mandatorily at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(6,286)	(6,286)
Derivatives designated and effective as hedging instruments	a,d,e	(105)	(105)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(23)	(23)

Total financial liabilities		(46,190)	(48,424)

Net financial assets and financial liabilities		(33,788)	(36,022)

	2017
	Notes	Carrying value £ m	Fair value £ m
Available-for-sale investments:
Liquid investments (Government bonds)	a	78	78
Other investments	a	918	918
Loans and receivables:
Cash and cash equivalents		3,833	3,833
Trade and other receivables and Other non-current assets in scope of IAS 39	b	5,495	5,495
Financial assets at fair value through profit or loss:
Trade and other receivables and Other non-current assets in scope of IAS 39	a,b	506	506
Derivatives designated as at fair value through profit or loss	a,d,e	5	5
Derivatives classified as held for trading under IAS 39	a,d,e	71	71

Total financial assets		10,906	10,906

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under finance leases:
– bonds in a designated hedging relationship	d	(4,315)	(4,405)
– other bonds		(11,894)	(14,743)
– bank loans and overdrafts		(236)	(236)
– commercial paper		(529)	(529)
– other borrowings		(49)	(49)

Total borrowings excluding obligations under finance leases	f	(17,023)	(19,962)
Obligations under finance leases		(66)	(66)

Total borrowings		(17,089)	(20,028)
Trade and other payables, Other provisions and certain Other non-current liabilities in scope of IAS 39	c	(20,325)	(20,325)
Financial liabilities at fair value through profit or loss:
Contingent consideration liabilities	a,c	(6,172)	(6,172)
Derivatives designated as at fair value through profit or loss	a,d,e	(26)	(26)
Derivatives classified as held for trading under IAS 39	a,d,e	(48)	(48)

Total financial liabilities		(43,660)	(46,599)

Net financial assets and financial liabilities		(32,754)	(35,693)

Summary of Fair Value of Financial Instruments

At 31 December 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	656	0	594	1,250
Trade and other receivables	0	1,687	0	1,687
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	0	0	72	72
Other non-current assets	0	675	41	716
Trade and other receivables	0	79	41	120
Derivatives designated and effective as hedging instruments	0	69	0	69
Held for trading derivatives that are not in a designated and effective hedging relationship	0	182	6	188
Cash and cash equivalents	2,021	0	0	2,021

	2,677	2,692	754	6,123

Financial liabilities at fair value
Financial liabilities mandatorily at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	0	0	(6,286)	(6,286)
Derivatives designated and effective as hedging instruments	0	(105)	0	(105)
Held for trading derivatives that are not in a designated and effective hedging relationship	0	(23)	0	(23)

	0	(128)	(6,286)	(6,414)

At 31 December 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Available-for-sale financial assets:
Liquid investments	77	1	—	78
Other investments	535	—	383	918
Other non-current assets	—	—	38	38
Financial assets at fair value through profit or loss:
Other non-current assets	—	382	44	426
Trade and other receivables	—	—	42	42
Derivatives designated as at fair value through profit or loss	—	5	—	5
Derivatives classified as held for trading under IAS 39	—	62	9	71

	612	450	516	1,578

Financial liabilities at fair value
Financial liabilities at fair value through profit or loss:
Contingent consideration liabilities	—	—	(6,172)	(6,172)
Derivatives designated as at fair value through profit or loss	—	(26)	—	(26)
Derivatives classified as held for trading under IAS 39	—	(47)	(1)	(48)

	—	(73)	(6,173)	(6,246)

Summary of Financial and Non Financial Assets

	2018						2017
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Loans and receivables £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 24)	120	1,687	3,761	5,568	855	6,423	42	5,148	5,190	810	6,000
Other non-current assets (Note 22)	716	0	49	765	811	1,576	464	347	811	602	1,413
Other items in Assets held for sale (Note 26)	0	0	47	47	37	84	—	—	—	—	—

	836	1,687	3,857	6,380	1,703	8,083	506	5,495	6,001	1,412	7,413

Summary of Ageing of Financial Assets Which are Past Due and for Which No Provision for Bad or Doubtful Debts Has Been Made

The following table shows the ageing of financial assets which were past due at 31 December 2017 and for which no provision for bad or doubtful debts had been made at that date under IAS 39:

2017 £m
Past due by 1–30 days	142
Past due by 31–90 days	70
Past due by 91–180 days	64
Past due by 181–365 days	27
Past due by more than 365 days	108

411

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

	2018					2017
		Amortised	Financial	Non-financial			Amortised	Financial	Non-financial
	At FVTPL	cost	instruments	instruments	Total	At FVTPL	cost	instruments	instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trade and other payables (Note 27)	0	(13,338)	(13,338)	(699)	(14,037)	—	(20,129)	(20,129)	(841)	(20,970)
Other provisions (Note 29)	0	(58)	(58)	(1,365)	(1,423)	—	(117)	(117)	(1,148)	(1,265)
Other non-current liabilities (Note 30)	0	(149)	(149)	(789)	(938)	—	(79)	(79)	(902)	(981)
Contingent consideration liabilities (Note 39)	(6,286)	0	(6,286)	0	(6,286)	(6,172)	—	(6,172)	—	(6,172)
Other items in Assets held for sale (Note 26)	0	(167)	(167)	(53)	(220)	—	—	—	—	—

	(6,286)	(13,712)	(19,998)	(2,906)	(22,904)	(6,172)	(20,325)	(26,497)	(2,891)	(29,388)

Summary of Fair Values of Derivatives Held

	2018 Fair value		2017 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Non-current
Cash flow hedges – Interest rate swap contracts (principal amount – £1,266 million (2017 – £nil))	0	(1)	—	—
Net investment hedges – Cross currency swaps (principal amount – £1,575 million (2017 – £nil))	64	0	—	—

Current
Cash flow hedges – Foreign exchange contracts (principal amount – £1,809 million (2017 – £38 million))	1	(56)	—	(1)
Net investment hedges – Foreign exchange contracts (principal amount – £7,316 million (2017 – £6,333 million))	4	(48)	5	(25)

Derivatives designated and effective as hedging instruments	69	(105)	5	(26)

Non-current
Embedded and other derivatives	4	0	8	—

Current
Foreign exchange contracts (principal amount – £18,537 million (2017 – £14,449 million))	82	(23)	62	(47)
Embedded and other derivatives	102	0	1	(1)

Derivatives classified as held for trading	188	(23)	71	(48)

Total derivative instruments	257	(128)	76	(74)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss

The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2018
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	127	0	Other operating income/ (expense)		0	(176)	Other operating income/ (expense)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	1	0	Finance income/ (expense	)	0	0	Finance income/ (expense)

Net investment hedges
Net investment in European foreign operations	286	7	Finance income/ (expense)		0	0	Finance income/ (expense)

Summary of Offsetting of Financial Assets and Liabilities

The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2018 and 31 December 2017. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

At 31 December 2018	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net amount £m
Financial assets
Trade and other receivables	5,568	0	5,568	(37)	5,531
Derivative financial instruments	257	0	257	(62)	195
Financial liabilities
Trade and other payables	(13,338)	0	(13,338)	37	(13,301)
Derivative financial instruments	(128)	0	(128)	62	(66)

At 31 December 2017	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	5,191	(1)	5,190	(31)	5,159
Derivative financial instruments	76	—	76	(64)	12
Financial liabilities
Trade and other payables	(20,130)	1	(20,129)	31	(20,098)
Derivative financial instruments	(74)	—	(74)	64	(10)

Summary of Debt Interest Rate Repricing

The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than obligations under finance leases.

	2018	2017
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(5,769)	(2,802)
Between one and two years	(1,757)	(1,340)
Between two and three years	(1,570)	(1,076)
Between three and four years	(1,568)	(16)
Between four and five years	(2,010)	(1,475)
Between five and ten years	(5,833)	(3,664)
Greater than ten years	(7,489)	(6,650)

Total	(25,996)	(17,023)

Original issuance profile:
Fixed rate interest	(20,322)	(16,209)
Floating rate interest	(5,635)	(765)

Total interest bearing	(25,957)	(16,974)
Non-interest bearing	(39)	(49)

	(25,996)	(17,023)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2018	Debt £m	Interest on debt £m	Obligations under finance leases £m	Finance charge on obligations under finance leases £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(5,771)	(714)	(24)	(5)	(14,278)	(20,792)
Between one and two years	(1,775)	(708)	(18)	(2)	(1,107)	(3,610)
Between two and three years	(1,592)	(675)	(11)	(2)	(902)	(3,182)
Between three and four years	(1,592)	(620)	(6)	(1)	(851)	(3,070)
Between four and five years	(1,970)	(567)	(3)	(1)	(826)	(3,367)
Between five and ten years	(5,875)	(2,370)	(6)	(5)	(3,748)	(12,004)
Greater than ten years	(7,579)	(3,764)	0	0	(1,468)	(12,811)

Gross contractual cash flows	(26,154)	(9,418)	(68)	(16)	(23,180)	(58,836)

At 31 December 2017	Debt £m	Interest on debt £m	Obligations under finance leases £m	Finance charge on obligations under finance leases £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(2,802)	(555)	(23)	(2)	(21,521)	(24,903)
Between one and two years	(1,344)	(497)	(27)	(2)	(853)	(2,723)
Between two and three years	(1,078)	(488)	(8)	(1)	(813)	(2,388)
Between three and four years	(16)	(488)	(2)	(1)	(784)	(1,291)
Between four and five years	(1,483)	(468)	(1)	(1)	(752)	(2,705)
Between five and ten years	(3,694)	(2,018)	(5)	(5)	(3,609)	(9,331)
Greater than ten years	(6,720)	(3,996)	—	—	(1,471)	(12,187)

Gross contractual cash flows	(17,137)	(8,510)	(66)	(12)	(29,803)	(55,528)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments excluding equity options which do not give rise to cash flows, and other embedded derivatives, which are not material, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purpose of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

	2018				2017
	Receivables		Payables		Receivables		Payables
	Interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Interest rate swaps £m	Foreign exchange forward contracts and swaps £m
Due in less than one year	49	26,680	(3)	(26,802)	—	20,319	—	(20,326)
Between one and two years	48	1,575	(3)	(1,513)	—	—	—	—
Between two and three years	24	0	(2)	0	—	—	—	—

Gross contractual cash flows	121	28,255	(8)	(28,315)	—	20,319	—	(20,326)

Interest rate risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2018 would have decreased by approximately £13 million (2017 – £5 million increase). A 1% (100 basis points) movement in interest rates is not deemed to have a material effect on equity.

	2018	2017
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	(2)	24
1% (100 basis points) increase in US Dollar interest rates	1	(24)
1% (100 basis points) increase in Euro interest rates	(12)	5

Currency risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

	2018	2017
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	36	76
10 cent appreciation of the Euro	(7)	(5)
10 yen appreciation of the Yen	15	9

	2018	2017
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(30)	(66)
10 cent depreciation of the Euro	6	4
10 yen depreciation of the Yen	(13)	(8)

The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) foreign operations and cash flow hedges of its foreign exchange exposure arising on Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term Note programme.

	2018	2017
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	0	1
10 cent appreciation of the Euro	(1,307)	(1,028)

	2018	2017
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	0	(1)
10 cent depreciation of the Euro	1,091	861

The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 31 adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2018	2017
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent appreciation of the US Dollar	(714)	(637)
10 cent appreciation of the Euro	(60)	197
10 yen appreciation of the Yen	15	(4)

	2018	2017
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent depreciation of the US Dollar	610	549
10 cent depreciation of the Euro	50	(165)
10 yen depreciation of the Yen	(13)	4

Level 3 [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments

Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2018	2017
	£m	£m
At 1 January	(5,657)	(5,486)
Net losses recognised in the income statement	(1,233)	(970)
Net gains recognised in other comprehensive income	123	22
Contingent consideration for businesses divested/acquired during the year	0	80
Payment of contingent consideration liabilities	1,095	685
Additions	381	117
Disposals and settlements	(27)	(52)
Transfers from Level 3	(241)	(24)
Exchange adjustments	27	(29)

At 31 December	(5,532)	(5,657)

Interest rate swap contract [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

The following tables provide information regarding interest rate swap contracts outstanding and the related hedged items at 31 December 2018. Interest rate swap contract assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.

	2018
Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Fair value assets/ (liabilities) £m
Less than 1 year	0	0	0	0
1 to 2 years	0.11	676	0	(1)
2 to 5 years	0.16	591	0	23
Over 5 years	0	0	0	0

			2018
Hedged items			Change in value used for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve for continuing hedges £m
Variable rate borrowings			3	(3)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss

The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2018
				Amount reclassified to profit or loss
	Hedging gains/ (losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows	(3)	0	Finance income/ (expense)	0	(2)	Finance income/ (expense)
Pre-hedging of long-term interest rates	15	0	Finance income/ (expense)	0	3	Finance income/ (expense)

Foreign Exchange Forward Contracts and Swaps [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

	2018
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Fair value £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	0	0	0	0
3 to 6 months	1.13	Euro	26	1
Over 6 months	0	0	0	0
Sell foreign currency:
Less than 3 months	0	0	0	0
3 to 6 months	0	0	0	0
Over 6 months	96.40	Indian Rupee	1,783	(56)

			1,809	(55)

Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.11	Euro	6,933	(40)
3 to 6 months	0	0	0	0
Over 6 months	1.11	Euro	383	(4)

			7,316	(44)

	2018
Hedged items	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	56	(49)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	1
Net investment hedges
Investment in European foreign operations	50	286